Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	71,600	71,600	15,600	15,600
Number of free shares outstanding, granted	57,000	57,000	56,000	56,000
Number of free shares outstanding, vested	(35,600)	(35,600)	0	0
Number of free shares outstanding, cancelled	(26,000)	(26,000)	0	0
Number of free shares outstanding, ending balance	67,000	67,000	71,600	71,600
Weighted average grant date fair value, beginning balance				€ 28.17
Weighted average grant date fair Value, granted		€ 13.04		17.37
Weighted average grant date fair value, vested		25.74		0.00
Weighted average grant date fair Value, cancelled		€ 21.65		€ 0.00
Weighted average grant date fair value, ending balance | $	$ 13.98		$ 27.37